PREPAID EXPENSE	9 Months Ended
Jun. 30, 2018
Prepaid Expense and Other Assets [Abstract]
PREPAID EXPENSE

NOTE 3 – PREPAID EXPENSE

The Company recorded prepaid expense of $4,600 and $0 at June 30, 2018 and September 30, 2017. Prepaid expense consisted of $4,000 relating to legal fees and $600 for stock transfer agent fees, paid in advance as of June 30, 2018. No prepayments of expenses were made as of September 30, 2017.